OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Cash Reserves Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.



                                     PIONEER
                             -----------------------
                                  CASH RESERVES
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/04

                                 [PIONEER LOGO]
                                     PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                      1

Portfolio Summary                                                          2

Performance Update                                                         3

Portfolio Management Discussion                                            4

Schedule of Investments                                                    6

Financial Statements                                                      11

Notes to Financial Statements                                             19

Retirement Plans from Pioneer                                             24

Programs and Services for Pioneer Shareowners                             26

Trustees, Officers and Service Providers                                  28

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains that and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,


/s/ Osbert M. Hood
------------------
Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[REPRESENTATION OF PIE CHART]

Temporary Cash Investments               40.3%
U.S. Corporate Bonds                     34.9%
U.S. Government Agency Obligations       24.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

  1.    Federal National Mortgage Association, 6.5%, 8/15/04            8.23%
  2.    Freddie Mac, Floating Rate Note, 2/4/05                         6.10
  3.    Toyota Motor Credit Corp. 1.18%, 7/23/04                        4.36
  4.    General Electric Capital Corp., Floating Rate Note, 2/16/05     3.82
  5.    American General Finance Corp., 1.17%, 7/19/04                  3.70
  6.    Equitable Resources, 1.17%, 7/22/04 (144A)                      3.70
  7.    Nestle, 1.17%, 7/22/04 (144A)                                   3.70
  8.    E.I. DuPont, 1.17%, 7/26/04                                     3.27
  9.    Federal Home Loan Bank, 1.47%, 3/1/05                           3.16
 10.    Federal Home Loan Bank, 1.28%, 4/22/05                          3.05

This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04
--------------------------------------------------------------------------------

Share Prices
--------------------------------------------------------------------------------

Net Asset Value per Share                              6/30/04   12/31/03
Class A Shares                                          $1.00     $1.00
Class B Shares                                          $1.00     $1.00
Class C Shares                                          $1.00     $1.00
Class R Shares                                          $1.00     $1.00

 Distributions
--------------------------------------------------------------------------------

Per Share                          Income      Short-Term      Long-Term
(1/1/04 - 6/30/04)                 Dividends   Capital Gains   Capital Gains
Class A Shares                     $0.00089    $   -           $   -
Class B Shares                      0.00024        -               -
Class C Shares                      0.00024        -               -
Class R Shares                      0.00030        -               -

Yields*
--------------------------------------------------------------------------------

                                    7-Day Annualized       7-Day Effective**
Class A Shares                            0.35%                0.35%
Class B Shares                            0.05%                0.05%
Class C Shares                            0.05%                0.05%
Class R Shares                            0.11%                0.11%

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

** Assumes daily compounding of dividends. The 7-day effective yield if fees and expenses were not subsidized would be as follows: Class B -0.48%, Class C -0.35% and Class R 0.06%. Class A share fees and expenses were not subsidized.

     Performance data shown represents past performance. Past performance does not guarantee future results. Investment returns will fluctuate, and there can be no guarantee the Fund will be able to maintain a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     During the period covered by this report, the Fund's investment advisor, Pioneer Investment Management, Inc., waived a portion of its fee or otherwise limited the Fund's expenses, otherwise returns would have been lower. As of the date of this report, Pioneer has agreed not to impose 0.25% of its management fee. This expense limitation is voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

     Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

Short-term interest rates remained at 46-year lows during the first half of 2004, although the U.S. Federal Reserve Board finally signaled a shift in its accommodative monetary policy on June 30 when it raised the key Fed Funds Rate from 1.00% to 1.25%. Throughout the six months, Pioneer Cash Reserves Fund maintained a $1 share price and provided modest current income consistent with the low yields available in the money market. The Fund invests exclusively in high-quality money market instruments issued by the U.S. government and domestic corporations and banks. All issues have the highest ratings from the two leading nationally recognized ratings organizations: A1 by Standard & Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Fund shares.)

In the following discussion, Andrew D. Feltus reviews the investment environment and the strategies that affected Pioneer Cash Reserves Fund over the six months ended June 30, 2004. Mr. Feltus is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.

Q: How did the Fund perform during the first half of 2004?

A: For the six months ended June 30, 2004, Pioneer Cash Reserves Fund Class A shares had a total return of 0.09%, while Class B, Class C and Class R shares each had returns of 0.03%. All returns were at net asset value. For the same six months, the average return in Lipper's Money Market Fund category was 0.17%. On June 30, 2004, the Fund's seven-day effective yield for Class A shares was 0.35%.

Q: What factors affected Fund performance?

A: Short-term interest rates remained at historically low levels over the six months. It was a period, however, in which evidence steadily accumulated that the U.S. economy was recovering briskly. Growth Domestic Product (GDP), for example, grew by an annual rate of 3.9% for the first three months. The nation's industrial production increased by 5.6% since June 30, 2004, and the economy added 1.4 million new jobs during the same 12 months.

   Evidence of the economy's vibrancy became more persuasive during the six months, especially after the Department of Labor released an unexpectedly strong new-jobs report for March.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Market interest rates began rising and expectations grew that the Federal Reserve Board finally would shift from its accommodative monetary policy and begin raising short-term interest rates. The Fed confirmed those expectations on the final day of the six-month period when it raised the influential Fed Funds Rate by one-quarter of one percent and signaled that it was likely to raise the rate further in subsequent months to head-off inflationary threats.

Q: Given this environment, what strategies did you pursue?

A: We held to our quality orientation in managing the Fund, but gradually lowered the effective duration from 61 days on December 31, 2003, to 51 days by June 30, 2004. We did this as we saw that the Federal Reserve was likely to begin to raise rates. A shorter-duration portfolio gives the Fund more flexibility in investing in new, higher-yielding securities as rates start to rise.

Q: What is your investment outlook?

A: We anticipate that while the Federal Reserve will continue to stimulate continued economic growth, it is likely to raise short-term rates further for the remainder of 2004 and at least the beginning of 2005. Given this outlook, we expect to keep effective duration relatively short to give us the flexibility to capture additional yield as rates rise. However, we also expect to take a more barbelled approach, with concentrations both in very short, one-to-two-month securities and in one-year maturities, where higher yields are available. We also intend to consider opportunities to invest in floating-rate notes, where we can obtain higher yields without taking more risk.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

 Principal
    Amount                                                      Value
               CORPORATE BONDS - 34.7%
               Energy - 1.5%
               Integrated Oil & Gas - 1.5%
$2,510,000     Exxon Capital Corp., Zero Coupon,
                 11/15/04                                 $ 2,494,628
 5,000,000     Internal Bank Reconcile & Development,
                 6.00%, 7/16/04                             5,010,096
                                                          -----------
               Total Energy                               $ 7,504,724
                                                          -----------
               Materials - 0.2%
               Diversified Chemical - 0.2%
 1,025,000     E.I. Dupont Nemours, 6.75%, 10/15/04       $ 1,040,716
                                                          -----------
               Total Materials                            $ 1,040,716
                                                          -----------
               Capital Goods - 4.0%
               Industrial Conglomerates - 4.0%
 2,825,000     Tennessee Valley Authority, 4.75%,
                 7/15/04                                  $ 2,828,846
17,500,000     General Electric Capital Corp., Floating
                 Rate, 2/16/05                             17,513,142
                                                          -----------
               Total Capital Goods                        $20,341,988
                                                          -----------
               Food & Drug Retailing - 0.1%
               Hypermarkets & Supercenters - 0.1%
   615,000     Wal-Mart Stores, Inc., 6.55%, 8/10/04      $   618,468
                                                          -----------
               Total Food & Drug Retailing                $   618,468
                                                          -----------
               Food, Beverage & Tobacco - 2.4%
               Soft Drinks - 2.4%
12,400,000     Pepsico, Inc., 4.50%, 9/15/04              $12,484,212
                                                          -----------
               Total Food, Beverage & Tobacco             $12,484,212
                                                          -----------
               Household & Personal Products - 0.5%
               Household Products - 0.5%
 2,500,000     Procter & Gamble Co., 6.60%, 12/15/04      $ 2,560,561
                                                          -----------
               Total Household & Personal Products        $ 2,560,561
                                                          -----------
               Pharmaceuticals & Biotechnology - 0.9%
               Pharmaceuticals - 0.9%
 4,650,000     Abbott Laboratories, 5.125%, 7/1/04        $ 4,650,000
                                                          -----------
               Total Pharmaceuticals & Biotechnology      $ 4,650,000
                                                          -----------

6     The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
    Amount                                                       Value
               Banks - 7.1%
               Diversified Banks - 7.1%
$6,800,000     Abbey National Treasury, 7.375%,
                 8/04/04                                   $ 6,837,734
   400,000     Bank of America, 6.125%, 7/15/04                400,726
 1,000,000     Bank of America, 7.75%, 8/15/04               1,008,106
 8,150,000     Bank of America, Floating Rate, 1/31/05       8,167,642
11,250,000     Bank of America, Floating Rate, 4/28/05      11,270,661
   700,000     First USA Bank, Floating Rate, 7/21/04          700,081
 7,996,000     Wells Fargo & Co., 6.625%, 7/15/04            8,012,815
                                                           -----------
               Total Banks                                 $36,397,765
                                                           -----------
               Diversified Financials - 15.8%
               Consumer Finance - 12.4%
13,500,000     American Express, Floating Rate,
                 12/16/04                                  $13,510,657
 5,845,000     American Express, Floating Rate, 4/18/05      5,852,123
 6,000,000     American Express, Floating Rate, 6/03/05      6,002,087
 5,000,000     American Express, Floating Rate, 8/13/04      5,002,706
 4,000,000     American Express, Floating Rate, 3/31/05      4,012,147
10,000,000     Associates Corp., Floating Rate, 6/27/05     10,000,000
 2,800,000     IBM Corp., Floating Rate, 9/10/04             2,800,852
 2,500,000     National Rural Utilities, 5.50%, 1/15/05      2,546,433
13,552,000     National Rural Utilities, 5.25%, 7/15/04     13,572,945
                                                           -----------
                                                           $63,299,950
                                                           -----------
               Investment Banking & Brokerage - 2.8%
 3,075,000     Merrill Lynch, 6.55%, 8/01/04               $ 3,088,794
 3,000,000     Merrill Lynch, 1.10%, 5/04/05                 3,000,696
   500,000     Merrill Lynch, Floating Rate, 11/11/04          500,000
 2,030,000     Merrill Lynch, Floating Rate, 1/14/05         2,033,850
 5,500,000     Merrill Lynch, Floating Rate, 3/08/05         5,514,847
                                                           -----------
                                                           $14,138,187
                                                           -----------

The accompanying notes are an integral part of these financial statements.    7

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

 Principal
    Amount                                                       Value
               Diversified Financial Services - 0.6%
$3,000,000     Citigroup, Inc., Floating Rate, 5/19/05    $  3,002,816
                                                          ------------
               Total Diversified Financials               $ 80,440,953
                                                          ------------
               Technology Hardware & Equipment - 2.2%
               Computer Hardware - 2.2%
10,800,000     IBM Corp. 6%, 11/30/04                     $ 10,999,877
                                                          ------------
               Total Technology Hardware & Equipment      $ 10,999,877
                                                          ------------
               TOTAL CORPORATE BONDS
               (Cost $177,039,264)                        $177,039,264
                                                          ------------
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.7%
               Banks - 11.1%
               Thrifts & Mortgage Finance - 11.1%
 9,000,000     Federal Home Loan Mortgage Corp.,
                 4.50%, 8/15/04                           $  9,037,472
 4,000,000     Federal National Mortgage Association,
                 1.56%, 5/16/05                              4,000,000
 5,500,000     Federal National Mortgage Association,
                 3.5%, 9/15/04                               5,526,546
37,500,000     Federal National Mortgage Association,
                 6.5%, 8/15/04                              37,736,769
                                                          ------------
               Total Banks                                $ 56,300,787
                                                          ------------
               Government - 13.6%
14,500,000     Federal Home Loan Bank, 1.47%,
                 3/01/05                                  $ 14,500,000
 6,000,000     Federal Home Loan Bank, 1.38%,
                 3/28/05                                     6,000,000
14,000,000     Federal Home Loan Bank, 1.28%,
                 4/22/05                                    14,000,000
 7,000,000     Freddie Mac, 1.40%, 8/11/04                   7,002,456
28,000,000     Freddie Mac, Floating Rate, 2/4/05           27,995,340
                                                          ------------
               Total Government                           $ 69,497,796
                                                          ------------
               TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS
               (Cost $125,798,583)                        $125,798,583
                                                          ------------


8     The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
      Amount                                                             Value
               TEMPORARY CASH INVESTMENTS - 40.2%
               Commercial Paper - 30.6%
 $17,000,000   American General Finance Corp., 1.17%, 7/19/04     $ 16,990,055
  10,000,000   Caterpillar, 1.19%, 7/20/04                           9,993,719
  14,000,000   Coca-Cola Co., 1.08%, 7/12/04                        13,995,380
   5,240,000   Coca-Cola Co., 1.18%, 7/20/04                         5,236,737
  15,000,000   E.I. Dupont, 1.17%, 7/26/04                          14,987,811
  17,000,000   Equitable Resources, 1.17%, 7/22/04 (144A)           16,988,398
   4,000,000   Golden Peanut Co., LLC, 1.06%, 7/28/04                3,996,820
  10,000,000   Knight Ridder, Inc., 1.16%, 7/28/04 (144A)            9,991,300
  17,000,000   Nestle, 1.17%, 7/22/04 (144A)                        16,988,398
   2,524,000   Paccar Financial, 1.06%, 7/29/04                      2,521,919
   4,100,000   Paccar Financial, 1.06%, 7/30/04                      4,096,499
  10,000,000   Pfizer, Inc., 1.17%, 7/27/04                          9,991,551
  20,000,000   Toyota Motor Credit Corp. 1.18%, 7/23/04             19,985,578
   5,000,000   Walmart, Inc., 1.04%, 7/6/04 (144A)                   4,999,278
   5,000,000   Walmart, Inc., 1.12%, 8/24/04 (144A)                  4,991,600
                                                                  ------------
                                                                  $155,755,043
                                                                  ------------
               Repurchase Agreement - 9.6%
  48,800,000   UBS Warburg, Inc., 1.25%, dated 6/30/04,
               repurchase price of $48,400,000 plus accrued
               interest on 7/1/04, collateralized by
               $27,671,000 U.S. Treasury Bill, 2.125%,
               10/31/04 and $21,021,000 U.S. Treasury Bill,
               6.5%, 5/15/05                                      $ 48,800,000
                                                                  ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $204,555,043)                                $204,555,043
                                                                  ------------
               TOTAL INVESTMENT IN SECURITIES - 99.6%
               (Cost $507,392,890) (a) (b) (c)                    $507,392,890
                                                                  ------------
               OTHER ASSETS AND LIABILITIES - 0.4%                $  2,212,012
                                                                  ------------
               TOTAL NET ASSETS - 100.0%                          $509,604,902
                                                                  ============


(144A) Security is exempt from registration under Rule 144A of the Securities act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2004 the value of these securities amounted to $53,958,974, or 10.6%of total net assets.


The accompanying notes are an integral part of these financial statements.    9

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(a) At December 31, 2003, the Fund had a net capital loss carryforwar d of $84,385 which will expire in 2010, if not utilized.

(b) The Fund has elected to defer $1,103 of capital losses recongnize d between November 1, 2003 and December 31, 2003, to its fiscal year ending December 31, 2004.

(c) At June 30, 2004, the net unrealized gain on investments, based o n cost for federal income tax purposes of $507,392,890, was as follows:

       Aggregate gross unrealized gain for all investments
       in which there is an excess of value over tax cost         $           -

       Aggregate gross unrealized loss for all investments
       in which there is an excess of tax cost over value                     -
                                                                  -------------

       Net unrealized gain                                        $           -
                                                                  =============


10    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $507,392,890)            $507,392,890
  Cash                                                          37,678
  Receivables -
   Fund shares sold                                          1,438,477
   Interest                                                  3,474,599
  Other                                                            609
                                                          ------------
     Total assets                                         $512,344,253
                                                          ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                $  2,092,596
   Dividends                                                     7,706
  Due to affiliates                                            554,348
  Accrued expenses                                              84,701
                                                          ------------
     Total liabilities                                    $  2,739,351
                                                          ------------
NET ASSETS:
  Paid-in capital                                         $509,690,445
  Accumulated net realized loss on investments                 (85,543)
                                                          ------------
     Total net assets                                     $509,604,902
                                                          ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $301,139,414/301,284,833 shares)      $       1.00
                                                          ============
  Class B (based on $89,406,006/89,371,274 shares)        $       1.00
                                                          ============
  Class C (based on $118,820,021/118,809,103 shares)      $       1.00
                                                          ============
  Class R (based on $239,461/239,463 shares)              $       1.00
                                                          ============
MAXIMUM OFFERING PRICE:
  Class C ($1.00 [divided by] 99.0%)                      $       1.01
                                                          ============

The accompanying notes are an integral part of these financial statements.   11

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Interest                                                                  $2,165,369
                                                                            ----------
EXPENSES:
  Management fees                                            $743,515
  Transfer agent fees
   Class A                                                    439,243
   Class B                                                    128,780
   Class C                                                     90,214
   Class R                                                        188
  Distribution fees
   Class A                                                    171,251
   Class B                                                    324,340
   Class C                                                    310,091
   Class R                                                        568
  Administrative fees                                          34,075
  Custodian fees                                               16,844
  Registration fees                                            63,297
  Professional fees                                            10,552
  Printing                                                      7,231
  Fees and expenses of nonaffiliated trustees                   3,987
  Miscellaneous                                                 6,820
                                                             --------
     Total expenses                                                         $2,350,996
                                                                            ----------
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                      (447,395)
     Less fees paid indirectly                                                  (3,678)
                                                                            ----------
     Net expenses                                                           $1,899,923
                                                                            ----------
       Net investment income                                                $  265,446
                                                                            ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                          $      (55)
                                                                            ----------
  Net increase in net assets resulting from operations                      $  265,391
                                                                            ==========


12    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                           Six Months
                                                              Ended
                                                             6/30/04       Year Ended
                                                           (unaudited)      12/31/03
FROM OPERATIONS:
Net investment income                                     $    265,446    $    802,534
Net realized gain (loss) on investments                            (55)          9,650
                                                          ------------    ------------
  Net increase in net assets resulting from operations    $    265,391    $    812,184
                                                          ------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.0009 and $0.003 per share, respectively)    $   (233,312)   $   (734,229)
  Class B ($0.0002 and $0.001 per share, respectively)         (16,318)        (44,501)
  Class C ($0.0002 and $0.001 per share, respectively)         (15,746)        (23,800)
  Class R ($0.0003 and $0.000 per share, respectively)             (70)             (4)
                                                          ------------    ------------
   Total distributions to shareowners                     $   (265,446)   $   (802,534)
                                                          ------------    ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $458,663,377    $859,428,172
Reinvestment of distributions                                  234,117         729,144
Cost of shares repurchased                                 267,828,774)    929,025,699)
                                                          ------------    ------------
  Net increase (decrease) in net assets resulting from
   fund share transactions                                $191,068,720    $(68,868,383)
                                                          ------------    ------------
  Net increase (decrease) in net assets                   $191,068,665    $(68,858,733)
                                                          ------------    ------------
NET ASSETS:
Beginning of period                                        318,536,237     387,394,970
                                                          ------------    ------------
End of period                                             $509,604,902    $318,536,237
                                                          ============    ============


The accompanying notes are an integral part of these financial statements.   13

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                   '04 Shares       '04 Amount
                                   (unaudited)      (unaudited)        '03 Shares       '03 Amount
CLASS A
Shares sold                         245,992,787    $ 245,992,788       593,892,186    $ 593,901,520
Reinvestment of distributions           207,431          207,431           670,609          670,609
Less shares repurchased            (172,112,721)    (172,112,721)     (636,385,479)    (636,385,479)
                                   ------------    -------------      ------------    -------------
  Net increase (decrease)            74,087,497    $  74,087,498       (41,822,684)   $ (41,813,350)
                                   ============    =============      ============    =============
CLASS B
Shares sold                          80,167,771    $  80,167,771       116,792,205    $ 116,792,205
Reinvestment of distributions            13,286           13,286            38,700           38,700
Less shares repurchased             (49,833,676)     (49,833,676)     (142,675,843)    (142,675,843)
                                   ------------    -------------      ------------    -------------
  Net increase (decrease)            30,347,381    $  30,347,381       (25,844,938)   $ (25,844,938)
                                   ============    =============      ============    =============
CLASS C
Shares sold                         132,444,209    $ 132,444,208       147,936,804    $ 147,936,804
Reinvestment of distributions            13,330           13,330            19,832           19,832
Less shares repurchased             (45,853,804)     (45,853,804)     (149,376,088)    (149,376,088)
                                   ------------    -------------      ------------    -------------
  Net increase (decrease)            86,603,735    $  86,603,734        (1,419,452)   $  (1,419,452)
                                   ============    =============      ============    =============
CLASS R
Shares sold                              58,610    $      58,610           797,643    $     797,643
Reinvestment of distributions                70               70                 3                3
Less shares repurchased                 (28,573)         (28,573)         (588,289)        (588,289)
                                   ------------    -------------      ------------    -------------
  Net increase                           30,107    $      30,107           209,357    $     209,357
                                   ============    =============      ============    =============


14    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended
                                                        6/30/04      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                      (unaudited)     12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
CLASS A
Net asset value, beginning of period                    $  1.00       $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                        -------       --------     --------     --------     --------    --------
Increase (decrease) from investment operations:
 Net investment income                                  $ 0.001       $  0.003     $   0.01     $   0.03     $   0.05    $   0.04
                                                        -------       --------     --------     --------     --------    --------
Distributions to shareowners:
 Net investment income                                   (0.001)        (0.003)       (0.01)       (0.03)       (0.05)      (0.04)
                                                        -------       --------     --------     --------     --------    --------
Net asset value, end of period                          $  1.00       $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                        =======       ========     ========     ========     ========    ========
Total return*                                              0.09%          0.26%        1.15%        3.29%        5.53%       4.23%
Ratio of net expenses to average net assets+               0.98%**        1.00%        0.76%        0.93%        1.02%       1.01%
Ratio of net investment income to average net assets+      0.19%**        0.26%        1.18%        2.89%        5.36%       4.11%
Net assets, end of period (in thousands)                $301,139      $227,052     $268,861     $493,871     $242,861    $287,126
Ratios with no reductions for fees paid indirectly:
 Net expenses                                              0.98%**        1.06%        0.93%        0.94%        1.02%       1.01%
 Net investment income                                     0.19%**        0.20%        1.01%        2.88%        5.36%       4.11%
Ratios with reductions for fees paid indirectly:
 Net expenses                                              0.98%**        0.99%        0.75%        0.89%        0.94%       0.95%
 Net investment income                                     0.19%**        0.27%        1.19%        2.93%        5.44%       4.17%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
**   Annualized
 +   Ratio with no reduction for fees paid indirectly.


 The accompanying notes are an integral part of these financial statements.   15

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended
                                                         6/30/04     Year Ended   Year Ended  Year Ended   Year Ended   Year Ended
                                                       (unaudited)    12/31/03     12/31/02    12/31/01     12/31/00     12/31/99
CLASS B
Net asset value, beginning of period                     $  1.00       $  1.00      $  1.00     $  1.00      $  1.00      $  1.00
                                                         -------       -------      -------     -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                   $ 0.000(a)    $ 0.001      $ 0.003     $  0.02      $  0.05      $  0.03
                                                         -------       -------      -------     -------      -------      -------
Distributions to shareowners:
 Net investment income                                    (0.000)(a)    (0.001)      (0.003)      (0.02)       (0.05)       (0.03)
                                                         -------       -------      -------     -------      -------      -------
Net asset value, end of period                           $  1.00       $  1.00      $  1.00     $  1.00      $  1.00      $  1.00
                                                         =======       =======      =======     =======      =======      =======
Total return*                                               0.03%         0.05%        0.33%       2.42%        4.64%        3.36%
Ratio of net expenses to average net assets+                1.11%**       1.21%        1.59%       1.79%        1.86%        1.83%
Ratio of net investment income to average net assets+       0.05%**       0.05%        0.31%       2.08%        4.49%        3.33%
Net assets, end of period (in thousands)                 $89,406       $59,059      $84,901     $55,837      $34,693      $67,184
Ratios with no reductions for fees paid indirectly:
 Net expenses                                               1.87%**       1.87%        1.81%       1.79%        1.86%        1.83%
 Net investment income (loss)                              (0.71)%**     (0.61)%       0.09%       2.08%        4.49%        3.33%
Ratios with reductions for fees paid indirectly:
 Net expenses                                               1.11%**       1.21%        1.58%       1.77%        1.80%        1.81%
 Net investment income                                      0.05%**       0.05%        0.32%       2.10%        4.55%        3.36%

(a)  Amount rounds to less than 0.01 cent per share.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
 **  Annualized
  +  Ratio with no reduction for fees paid indirectly.


16    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended
                                                          6/30/04      Year Ended   Year Ended  Year Ended  Year Ended   Year Ended
                                                        (unaudited)     12/31/03     12/31/02    12/31/01    12/31/00     12/31/99
CLASS C
Net asset value, beginning of period                     $   1.00       $  1.00      $  1.00     $  1.00      $  1.00      $  1.00
                                                         --------       -------      -------     -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                   $  0.000(a)    $ 0.001      $ 0.003     $  0.02      $  0.04      $  0.03
                                                         --------       -------      -------     -------      -------      -------
Distributions to shareowners:
 Net investment income                                     (0.000)(a)    (0.001)      (0.003)      (0.02)       (0.04)       (0.03)
                                                         --------       -------      -------     -------      -------      -------
Net asset value, end of period                           $   1.00       $  1.00      $  1.00     $  1.00      $  1.00      $  1.00
                                                         ========       =======      =======     =======      =======      =======
Total return*                                                0.03%         0.05%        0.28%       2.33%        4.54%        3.34%
Ratio of net expenses to average net assets+                 1.12%**       1.19%        1.64%       1.90%        2.00%        1.76%
Ratio of net investment income to average net assets+        0.05%**       0.05%        0.27%       2.09%        4.27%        3.41%
Net assets, end of period (in thousands)                 $118,820       $32,216      $33,633     $17,118      $11,195      $16,968
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                1.77%**       1.86%        1.88%       1.91%        2.00%        1.76%
 Net investment income (loss)                               (0.60)%**     (0.62)%       0.02%       2.08%        4.27%        3.41%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                1.12%**       1.19%        1.62%       1.87%        1.87%        1.72%
 Net investment income                                       0.05%**       0.05%        0.28%       2.12%        4.40%        3.45%

(a)  Amount rounds to less than 0.01 cent per share.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
 **  Annualized
  +  Ratio with no reduction for fees paid indirectly.


 The accompanying notes are an integral part of these financial statements.   17

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended          4/1/03(a)
                                                             6/30/04            to
                                                           (unaudited)       12/31/03
CLASS R
Net asset value, beginning of period                         $ 1.00           $ 1.00
                                                             ------           ------
Increase (decrease) from investment operations:
  Net investment income                                      $ 0.00(b)        $ 0.00(b)
                                                             ------           ------
Distributions to shareowners:
  Net investment income                                       (0.00)(b)        (0.00)(b)
                                                             ------           ------
Net asset value, end of period                               $ 1.00           $ 1.00
                                                             ======           ======
Total return*                                                  0.03%            1.00%
Ratio of net expenses to average net assets+                   1.10%**          0.91%**
Ratio of net investment income to average net assets+          0.06%**          0.03%**
Net assets, end of period (in thousands)                     $  239           $  209
Ratios with no reductions for fees paid indirectly:
  Net expenses                                                 1.14%**          0.99%**
  Net investment income (loss)                                 0.02%**         (0.05)%**
Ratios with reductions for fees paid indirectly:
  Net expenses                                                 1.10%**          0.91%**
  Net investment income                                        0.06%**          0.03%**

(a)  Class R shares were first publicly offered on April 1,2003.
(b)  Amount rounds to less than $0.01 cent per share.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
 **  Annualized.
  +  Ratio with no reduction for fees paid indirectly.


18    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide current income, preservation of capital and liquidity through investments in high quality short-term securities. The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Shares of Class A, Class B, Class C, and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                   (continued)
--------------------------------------------------------------------------------

   gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                                         2003
                                                                       --------
  Distributions paid from:
  Ordinary income                                                      $802,534
  Long-term capital gain                                                      -
                                                                       --------
  Total                                                                $802,534
                                                                       ========
--------------------------------------------------------------------------------

   The following shows the components of accumulated losses on a federal income tax basis at December 31, 2003.

--------------------------------------------------------------------------------
                                                                        2003
                                                                      --------
  Undistributed ordinary income                                       $      -
  Capital Loss Carryforward                                            (84,385)
  Unrealized Appreciation                                                    -
                                                                      --------
  Total                                                               $(84,385)
                                                                      ========
--------------------------------------------------------------------------------

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

June 30, 2004 $103,696 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

Effective April 22, 2002, PIM has agreed not to impose 0.25% of its management fee. In the future, if necessary, PIM may further limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Any such waiver or limitation would be applied to the same extent to each class of shares. These expense limitation policies are voluntary and temporary and maybe revised or terminated by PIM at any time without notice.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $211,088 in transfer agent fees payable to PIMSS at June 30, 2004.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B, and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $239,564 in distribution fees payable to PFD at June 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2004, CDSCs in the amount of $258,223 were paid to PFD.

5. Expense Offsets
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2004, the Fund's expenses were reduced by $3,678 under such arrangements.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 701/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether -- and how much -- to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.



Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 6 months from your redemption. Upon your request, the shares will be reinvested into your choice of any class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[PIONEER LOGO]
PIONEER
Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com
                                                                   16053-00-0804
                                        (C) 2004 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Cash Reserves Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2004

* Print the name and title of each signing officer under his or her signature.